Trade Accounts Receivable - Provision for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Trade Accounts Receivable
Beginning Balance	$ 1,545	$ 1,860
Current period provision for expected losses	924	1,068
Write-offs charged against the provision	(1,770)	(1,341)
Effect of movements in foreign exchange		(42)
Ending Balance	$ 699	$ 1,545